Auditor's remuneration (Details) - EY - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Auditor's remuneration
Fees payable for the audit of the Group's annual accounts	£ 1.2	£ 1.2
Fees payable for the audit of the Bank's subsidiaries pursuant to legislation	1.5	1.5
Total audit and audit-related assurance service fees	£ 2.7	£ 2.7